BUSINESS COMBINATION (Details) - JPY (¥) ¥ in Millions		12 Months Ended			14 Months Ended
	Feb. 06, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Oct. 01, 2014	Oct. 01, 2013	Nov. 05, 2012	Jun. 05, 2012
BUSINESS COMBINATION
Purchase price payments		¥ 1,843	¥ 15,975	¥ 18,533
Wittco-Oregon, Inc.
BUSINESS COMBINATION
Business acquisition percentage of common shares acquired						100.00%
Vigaprint S.A.
BUSINESS COMBINATION
Business acquisition percentage of common shares acquired						100.00%
Kyocera Circuit Solutions, Inc. (KCS)
BUSINESS COMBINATION
Business acquisition percentage of common shares acquired							100.00%
Acquisition related costs			113
AKI GmbH
BUSINESS COMBINATION
Business acquisition percentage of common shares acquired									100.00%
MOTEX Inc.
BUSINESS COMBINATION
Business acquisition percentage of common shares acquired								100.00%
Acquisition related costs				¥ 101
Asia Tantalum
BUSINESS COMBINATION
Purchase price payments	¥ 7,455		¥ 158		¥ 7,613